Property and Equipment (Details) - Schedule of property and equipment - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 293,819	$ 153,609	$ 182,289
Less: accumulated depreciation	(148,149)	(134,926)	(149,513)
Property and equipment, net	145,670	18,683	32,776
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	124,133	50,722	52,184
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,305	$ 30,245	45,063
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Property and equipment, gross	92,085	$ 55,941	68,341
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Property and equipment, gross	$ 45,296	$ 16,701	$ 16,701
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Minimum [Member] | Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Minimum [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Maximum [Member] | Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years